Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 195,041	$ 279,586
Restricted cash	19,891	19,338
Marketable securities	225	21,926
Accounts receivable	27,059	22,636
Biological assets	429	3,477
Inventory	129,060	127,782
Prepaid expenses and deposits	22,464	10,110
Investments	3,400	6,552
Assets held for sale	6,375	6,375
Net investment in subleases	2,970	3,701
Current assets	406,914	501,483
Non-current assets
Long-term deposits and receivables	4,837	8,584
Right of use assets	129,679	134,154
Property, plant and equipment	152,916	143,409
Net investment in subleases	18,396	19,618
Intangible assets	73,149	74,885
Investments	29,660	90,702
Equity-accounted investees	538,331	519,255
Goodwill	119,282	67,260
Total assets	1,473,164	1,559,350
Current liabilities
Accounts payable and accrued liabilities	68,210	48,153
Current lease liabilities	30,537	30,206
Derivative warrants	4,400	11,002
Current liabilities	103,147	89,361
Non-current liabilities
Lease liabilities	136,492	139,625
Other liabilities	4,185	2,709
Total liabilities	243,824	231,695
Shareholders’ equity
Share capital	2,375,950	2,292,810
Warrants	2,260	2,260
Contributed surplus	73,014	68,961
Contingent consideration	2,279	2,279
Accumulated deficit	(1,260,851)	(1,091,999)
Accumulated other comprehensive income	19,417	32,188
Total shareholders’ equity	1,212,069	1,306,499
Non-controlling interest	17,271	21,156
Total liabilities and shareholders’ equity	$ 1,473,164	$ 1,559,350